Debt (Subordinated Debt Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2005 item	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term Debt		30,402,392,000	$ 6,236,892,000
Subordinated Debt [Member]
Debt Instrument [Line Items]
Number of tranches	2
Face amount	1,000,000,000
Subordinated Debt $600 Million Tranche [Member]
Debt Instrument [Line Items]
Face amount		600,000,000
Debt, effective rate		4.37%
Subordinated Debt $400 Million Tranche [Member]
Debt Instrument [Line Items]
Debt, fixed interest rate		6.25%
Face amount		400,000,000
LIBOR [Member] | Subordinated Debt $600 Million Tranche [Member]
Debt Instrument [Line Items]
Spread over reference rate		1.55%
LIBOR [Member] | Subordinated Debt $400 Million Tranche [Member]
Debt Instrument [Line Items]
Spread over reference rate		1.80%